Annual Fund Operating Expenses (Vanguard Morgan Growth Fund)	12 Months Ended
Sep. 30, 2013
Vanguard Morgan Growth Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.39%
Vanguard Morgan Growth Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.25%